Risk Management_Value at risk analysis for trading activities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	₩ 5,370	₩ 6,359
Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	7,123	5,972
Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	9,363	9,119
Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	5,370	3,625
Interest rate | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	4,183	3,250
Interest rate | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	3,799	2,844
Interest rate | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	4,918	6,430
Interest rate | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	2,467	1,367
Stock price | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	909	4,191
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	2,863	3,456
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	4,419	5,063
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	909	2,304
Foreign currencies | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	4,750	4,396
Foreign currencies | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	5,051	4,914
Foreign currencies | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	6,636	7,686
Foreign currencies | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	4,061	3,967
Commodity price | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		152
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	31	113
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	188	325
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		21
Diversification | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	(4,472)	(5,630)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	(4,621)	(5,355)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	(6,798)	(10,385)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	₩ (2,067)	₩ (4,034)